UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2011

Congress Large Cap Growth Fund
Semi-Annual Letter to Mutual Fund Shareholders
For the period January 1, 2011 to June 30, 2011

Dear Shareholder:

Performance Highlights:

For the 6 month period from January 1, 2011 to June 30, 2011, the Fund’s Class R and I shares returned 7.04% and 7.17% respectively compared with 6.83% for the Russell 1000 Growth® index.

Market Commentary:

The stock market started the year in promising fashion, returning 5.92% (as measured by the S&P 500® Index) during the first quarter bolstered by incrementally stronger economic data.  April continued the trend only to have the market weaken in May and June.  Second quarter economic reports indicate that our economy hit a soft patch with slower than anticipated growth.  Employment growth has stagnated with the unemployment rate stubbornly stuck at about 9%. The March events in Japan also had a depressing effect on second quarter growth rates for many globally exposed companies.

Subsequent to our June 30 reporting period, the US Congress agreed on a deficit reduction bill.  The acrimonious process seemed to weigh on consumer confidence and Standard & Poor’s (S&P) took the unprecedented step of reducing the government debt rating to AA plus.  Concerns about sovereign debt of Eurozone countries expanded to include Italy and Spain, and weighed heavily on the financial markets.  A flight to quality ensued in early August, causing a severe decline in equity prices worldwide.

S&P’s downgrade should not immediately impact US companies or their operations but could increase borrowing costs in the future. Companies with more debt or lower quality balance sheets are likely to feel the downgrade more than companies with stronger balance sheets. The stock market is likely to remain volatile over the near future as traders and investors digest the seemingly endless drumbeat of bad economic news (other than second quarter’s earnings reports which appear solid). During uncertain economic times such as now, it is important to remember that emotions dominate market sentiment. While most news is negative earnings growth remains strong and inflation is low.  Valuations are low.  Opportunity is born or at least rediscovered in volatile times.

Portfolio Commentary:

Over the past six months we have decreased the weighting of the technology sector and increased the weightings of the energy and materials sectors.  Technology continues to be the largest sector at 23% of the portfolio.  Accenture, the computer consultancy, was the largest single holding at 3% of the portfolio.  The industrial, consumer discretionary and technology sectors were the best performing sectors relative to the index for the period.  Canadian National Railway and Fastenal stocks were both up 20% bolstering industrials while Accenture and Starbucks drove the technology and discretionary returns, respectively.  While we were underweight health care, Intuitive Surgical returned over 40% for the period.  The financial sector represented 8.5% of the portfolio and was the biggest drag on performance.  T. Rowe Price was down more than 6% while CME Group was down close to 10%.  Financial stocks in general were weighed down by regulatory issues, low interest rates and European debt concerns.

In Closing:

The Fund’s portfolio has grown from $26,148,290 on June 30, 2010 to $34,607,929 as of June 30, 2011.  Thank you for your continued confidence. We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000¨ Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe.

Standard & Poor’s is a rating agency who assigns a rating based on their analysis of an issuer’s credit worthiness. The highest rating given is AAA and the lowest is C.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at June 30, 2011 (Unaudited)

Sector Allocation	Percent of Net Assets

Information Technology	23.0%
Industrials	14.8%
Consumer Discretionary	13.9%
Energy	11.9%
Consumer Staples	10.0%
Health Care	9.1%
Financials	8.5%
Materials	7.4%
Cash*	1.4%
Total	100.0%

   * Cash Equivalents and Liabilities in Excess of Other Assets.

EXPENSE EXAMPL E For the Six Months Ended June 30, 2011 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the example, together with the amount you invested, to estimate the

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended June 30, 2011 (Unaudited) (Continued)

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/11	6/30/11	1/1/11 – 6/30/11

Class R Actual	$1,000	$1,070	$5.13*
Class R Hypothetical
(5% return before expenses)	$1,000	$1,020	$5.01*
Class I Actual	$1,000	$1,072	$3.85**
Class I Hypothetical
(5% return before expenses)	$1,000	$1,021	$3.76**

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six months period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect one-half year period).

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS: 98.6%

Automobiles &
Components: 2.4%
19,800	Johnson Controls, Inc.	$824,868

Capital Goods: 10.1%
8,900	3M Co.	844,165
10,600	Deere & Co.	873,970
24,600	Fastenal Co.	885,354
10,000	United
	Technologies Corp.	885,100
		3,488,589
Consumer Services: 5.0%
9,700	McDonald’s Corp.	817,904
22,800	Starbucks Corp.	900,372
		1,718,276
Diversified Financials: 8.5%
14,000	Capital One
	Financial Corp.	723,380
2,550	CME Group Inc.	743,555
19,000	JPMorgan Chase & Co.	777,860
11,400	T. Rowe Price
	Group, Inc.	687,876
		2,932,671

Energy: 11.9%
9,000	Devon Energy Corp.	709,290
10,000	Exxon Mobil Corp.	813,800
12,000	National Oilwell
	Varco, Inc.	938,520
8,000	Occidental
	Petroleum Corp.	832,320
9,400	Schlumberger Ltd.	812,160
		4,106,090
Food, Beverage & Tobacco: 7.6%
12,800	The Coca Cola Co.	861,312
11,200	The J. M. Smucker Co.	856,128
26,300	Kraft Foods
	Inc. - Class A	926,549
		2,643,989
Health Care Equipment
& Services: 9.1%
9,000	Becton,
	Dickinson and Co.	775,530

Health Care Equipment
& Services: 9.1% (Continued)
11,200	Cerner Corp.*	684,432
2,600	Intuitive Surgical, Inc.*	967,486
15,000	St. Jude Medical, Inc.	715,200
		3,142,648

Household & Personal
Products: 2.4%
9,500	Colgate-Palmolive Co.	830,395

Materials: 7.4%
15,300	E.I. DuPont de
	Nemours & Co.	826,965
16,000	Freeport-McMoRan
	Copper & Gold, Inc.	846,400
8,300	Praxair, Inc.	899,637
		2,573,002
Media: 4.2%
15,500	Omnicom Group, Inc.	746,480
17,900	The Walt Disney Co.	698,816
		1,445,296
Other Information
Services: 2.2%
1,525	Google, Inc.*	772,230

Retailing: 2.4%
15,900	TJX
	Companies, Inc.	835,227

Software & Services: 7.9%
17,200	Accenture PLC	1,039,224
4,900	International Business
	Machines Corp.	840,595
16,800	Intuit, Inc.*	871,248
		2,751,067
Technology Hardware
& Equipment: 12.8%
2,700	Apple, Inc.*	906,309
54,000	Cisco Systems, Inc.	842,940
33,300	EMC Corp.*	917,415
24,800	Juniper Networks, Inc.*	781,200
17,110	QUALCOMM, Inc.	971,676
		4,419,540

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited) (Continued)

Shares		Value

Transportation: 4.7%
11,400	Canadian National
	Railway Co.	$910,860
9,900	United Parcel
	Service, Inc.	722,007
		1,632,867
TOTAL COMMON STOCKS
(Cost $28,311,984)		34,116,755

SHORT-TERM INVESTMENT: 1.4%
Money Market Fund: 1.4%
497,739	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.022% (a)	497,739

TOTAL SHORT-TERM
INVESTMENT
(Cost $497,739)		497,739

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $28,809,723)		34,614,494
Liabilities in Excess of
Other Assets: 0.0%#		(6,565)

TOTAL NET
ASSETS: 100.0%		$34,607,929

*	Non-income producing security.
(a)	7-day yield as of June 30, 2011
#	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2011 (Unaudited)

ASSETS:
Investments in securities, at value
(Cost $28,809,723) (Note 2)	$34,614,494
Cash	130
Receivables:
Dividends and interest	38,003
Fund shares sold	665
Prepaid expenses	14,232
Total assets	34,667,524

LIABILITIES:
Payables:
Administration fees	7,263
Fund shares redeemed	13,010
Investment advisory fees, net	1,984
Custody fees	1,486
Distribution fees	9,005
Fund accounting fees	5,959
Transfer agent fees	8,010
Chief Compliance Officer fees	1,124
Other accrued expenses	11,754
Total liabilities	59,595
NET ASSETS	$34,607,929

COMPONENTS OF NET ASSETS:
Paid-in capital	$29,921,032
Undistributed net investment Income	105,533
Accumulated net realized loss on investments	(1,223,407)
Net unrealized appreciation on investments	5,804,771
Net assets	$34,607,929

Class R:
Net assets	$14,699,690
Shares issued and outstanding (unlimited number
of shares authorized without par value)	938,328
Net asset value, and redemption price per share	$15.67

Class I:
Net assets	$19,908,239
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,269,074
Net asset value, and redemption price per share	$15.69

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,138 foreign withholding tax)	$245,187
Interest	376
Total investment income	245,563

EXPENSES (NOTE 3)
Investment advisory fees	82,467
Administration fees	22,356
Transfer agent fees	21,604
Fund accounting fees	19,607
Registration fees	17,291
Distribution fees	17,061
Audit fees	9,767
Reports to shareholders	3,828
Chief Compliance Officer fees	3,623
Miscellaneous expenses	3,518
Custody fees	2,501
Legal fees	2,427
Trustee fees	2,103
Insurance expense	715
Total expenses	208,868
Less: fees waived	(68,105)
Net expenses	140,763
Net investment income	104,800

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	70,761
Change in net unrealized appreciation on investments	1,986,621
Net realized and unrealized gain on investments	2,057,382
Net increase in net assets
resulting from operations	$2,162,182

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$104,800	$176,815
Net realized gain (loss) on investments	70,761	(1,285,229)
Change in net unrealized
appreciation on investments	1,986,621	3,225,056
Net increase in net assets
resulting from operations	2,162,182	2,116,642

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	––	(176,058)
Total distributions to shareholders	––	(176,058)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Class R (a)(b)	2,119,514	4,890,500
Net increase in net assets derived
from net change in outstanding
shares - Class I (a)	––	17,808,938
Total increase in net assets from
capital share transactions	2,119,514	22,699,438
Total increase in net assets	4,281,696	24,640,022

NET ASSETS
Beginning of period/year	30,326,233	5,686,211
End of period/year	$34,607,929	$30,326,233
Undistributed net investment income	$105,533	$781

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Value	Shares	Value
Class R
Shares sold	187,176	$2,898,303	1,033,472	$6,086,104
Shares issued in
reinvestment of distributions	––	––	1,799	26,338
Shares redeemed (b)	(51,565)	(778,789)	(658,374)	(1,221,942)
Net increase	135,611	$2,119,514	376,897	$4,890,500

(b)	Net of redemption fees of $154 and $508.

	Six Months Ended
	June 30, 2011		Year Ended
	(Unaudited)		December 31, 2010
	Shares	Value	Shares	Value
Class I
Shares sold	1	$16	1,509,577	$20,688,114
Shares issued in
reinvestment of distributions	––	––	8,253	120,824
Shares redeemed	(1)	(16)	(248,756)	(3,000,000)
Net increase	––	$––	1,269,074	$17,808,938

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

CLASS R

	Six Months Ended		Year Ended	Period Ended
	June 30, 2011		December 31,	December 31,
	(Unaudited)		2010	2009*

Net asset value, beginning of period/year	$14.64		$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	**	0.08 **	0.03
Net realized and unrealized
gain on investments	0.99		1.28	3.35
Total from investment operations	1.03		1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	––		(0.07)	(0.03)
From net realized gain	—		—	—
Paid-in capital from
redemption fees (Note 2)	––	***	–– ***	––	***
Net asset value, end of period/year	$15.67		$14.64	$13.35
Total Return	7.04	%^	10.18%	33.76	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$14.7		$11.7	$5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	1.41	%+	2.10%	8.15	%+
After fees waived
and expenses absorbed	1.00	%+	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	0.09	%+	(0.47)%	(6.39	)%+
After fees waived
and expenses absorbed	0.50	%+	0.57%	0.51	%+
Portfolio turnover rate	13	%^	69%	38	%^

*	The Fund and Class R shares commenced operations on March 31, 2009.
**	Calculated based on the average number of shares outstanding during the period.
***	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010, the Advisor contractually agreed to limit the Class R shares annual ratio of expenses to 1.00% of the Class R daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

CLASS I

	Six Months Ended		Period Ended
	June 30, 2011		December 31,
	(Unaudited)		2010*

Net asset value, beginning of period	$14.64		$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06	**	0.10	**
Net realized and unrealized gain on investments	0.99		0.98
Total from investment operations	1.05		1.08

LESS DISTRIBUTIONS:
From net investment income	––		(0.10)
From net realized gain	––		––
Paid-in capital from redemption fees (Note 2)	––		––
Net asset value, end of period	$15.69		$14.64
Total Return	7.17	%^	7.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$19.9		$18.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.16	%+	1.39	%+
After fees waived and expenses absorbed	0.75	%+	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.10	)%+	0.42	%+
After fees waived and expenses absorbed	0.31	%+	1.06	%+
Portfolio turnover rate	13	%^	69	%^

*	Class I shares have been offered since April 30, 2010.
**	Calculated based on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund commenced operations on March 31, 2009.

The Fund offers Class R and Class I shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matter that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At June 30, 2011, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks^	$34,116,755	$––	$––	$34,116,755
Short-Term Investment	497,739	––	––	497,739
Total Investments in Securities	$34,614,494	$––	$––	$34,614,494

^See Schedule of Investments for industry breakout.

There were no significant transfers into or out of Levels 1 and 2 during the six months ended June 30, 2011 for the Fund.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2010, the Fund had no October losses.  At December 31, 2010, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2017	$8,963
December 31, 2018	$1,239,509
$1,248,472

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns field for open tax year (2009), or expected to be taken in the Fund’s 2010 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

I.
New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

J.	Regulated Investment Company Modernization Act. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 21 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  The Advisory monthly fee was reduced from 0.75% to 0.50% on April 30, 2010.  For the six months ended June 30, 2011, the Fund incurred $82,467 in advisory fees.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

The Advisor has contractually agreed to limit the Fund’s R Class annual ratio of expenses to 1.00% and I Class annual ratio of expenses to 0.75% of the Fund’s average daily net assets, respectively. Prior to April 30, 2010, the Class R annual ratio of expenses limit was 1.25%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended June 30, 2011 the Advisor waived $68,105 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At June 30, 2011, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated:

Year of Expiration	Amount
December 31, 2012	$138,944
December 31, 2013	$166,354
December 31, 2014	$68,105

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the six months ended June 30, 2011, the Fund incurred $22,356 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended June 30, 2011, the Fund was allocated $3,623 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class R shares.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Class R shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended June 30, 2011 the Fund incurred $17,061 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Fund for the six months ended June 30, 2011, were $6,470,866 and $4,112,632, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011, was as follows:

Cost of investments	$28,855,467
Gross unrealized appreciation	6,080,187
Gross unrealized depreciation	(327,725)
Net unrealized appreciation	$5,752,462

NOTE 5 –DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 for the Fund was as follows:

	June 30, 2011	December 31, 2010
Distributions paid from:
Ordinary Income	$––	$176,058
Long-term capital gain	––	––
	$––	$176,058

As of the year ended December 31, 2010, the components of accumulated earnings/(losses) on a tax basis were as follows.

Net tax unrealized appreciation	$3,772,406
Undistributed ordinary income	781
Undistributed long-term capital gain	––
Total distributable earnings	$781
Other accumulated losses	(1,248,472)
Total accumulated gains	$2,524,715

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility to be used for temporary or extraordinary purposes. The maximum amount available for the Fund is $9,000,000.  During the six months ended June 30, 2011, the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at June 30, 2011.

CONGRESS LARGE CAP GROWTH FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund also discloses its month-end holdings on their website at www.congressasset.com/funds within 15 business days after the month end. The Fund’s Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (888) 688-1299 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund, Class R
Symbol – CAMLX
CUSIP – 742935216
Congress Large Cap Growth Fund, Class I
Symbol – CMLIX
CUSIP – 74216J789

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
   Eric W. Falkeis, President

Date     August 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
   Eric W. Falkeis, President

Date     August 28, 2011

By (Signature and Title) /s/ Patrick J. Rudnick
   Patrick J. Rudnick, Treasurer

Date     August 26, 2011

* Print the name and title of each signing officer under his or her signature.